Share capital - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 14, 2022 INR (₨)	Feb. 02, 2022 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding	362,630,592			362,630,592
Share premium	₨ 154,153	₨ 154,136		$ 1,850
Share premium account cancelled amount | ₨					₨ 9,128
Shares pending cancellation | ₨			₨ (997)
Reduction in retained earnings due to shares repurchased into treasury | ₨	₨ 4,926	₨ 13,499
Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.01
Ordinary Shares | ReNew Power Private Limited
Disclosure of classes of share capital [line items]
Par or nominal value per share | ₨ / shares	₨ 10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				0.0001
Share repurchase program authorized amount | $						$ 250
Broker purchased share	10,688,015	26,354,973
Shares pending cancellation | ₨	₨ 4,926	₨ 13,499
Shares pending cancellation	1,655,300
Number of shares repurchased into treasury	38,698,288	28,010,273
Class A shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.0001
Number of shares outstanding	244,266,823			244,266,823
Class B shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.0001
Number of shares outstanding	1			1
Class C shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.0001
Number of shares outstanding	118,363,766			118,363,766
Class D shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.0001
Number of shares outstanding	1			1
Deferred shares
Disclosure of classes of share capital [line items]
Par or nominal value per share | $ / shares				$ 0.01
Number of shares outstanding	1			1